Seasonality of revenue	6 Months Ended
Dec. 31, 2024
Seasonality of revenue
Seasonality of revenue

5Seasonality of revenue

We experience seasonality in our revenue and cash flow, limiting the overall comparability of interim financial periods. In any given interim period, our total revenue can vary based on the number of games played in that period, which affects the amount of Matchday and Broadcasting revenue recognized. Similarly, certain of our costs are derived from hosting games at Old Trafford, and these costs will also vary based on the number of games played in the period. We historically recognize the most revenue in our second and third fiscal quarters due to the scheduling of matches. However, a strong performance by our first team in European competitions and domestic cups could result in significant additional Matchday and Broadcasting revenue, and consequently we may also recognize the most revenue in our fourth fiscal quarter in those years.

5Seasonality of revenue (continued)

i)Commercial

Commercial revenue (whether settled in cash or value in kind) comprises revenue receivable from the exploitation of the Manchester United brand through sponsorship and other commercial agreements, including minimum guaranteed revenue, revenue receivable from retailing Manchester United branded merchandise in the UK and licensing the manufacture, distribution and sale of such goods globally, and fees for the Manchester United men’s first team undertaking tours. Revenue is recognized over the term of the sponsorship agreement in line with the performance obligations included within the contract and based on the sponsorship rights enjoyed by the individual sponsor. In instances where the sponsorship rights remain the same over the duration of the contract, revenue is recognized as performance obligations are satisfied evenly over time (i.e. on a straight-line basis). Retail revenue is recognized when control of the products has transferred, being at the point of sale to the customer. License revenue in respect of right to access licences is recognized in line with the performance obligations included within the contract, in instances where these remain the same over the duration of the contract, revenue is recognized evenly on a time elapsed (i.e. straight-line) basis. Sales-based royalty revenue is recognized only when the subsequent sale is made.

Significant estimates

A number of sponsorship contracts contain significant estimates in relation to the allocation and recognition of revenue in line with performance obligations. Minimum guaranteed revenue is recognized over the term of the sponsorship agreement in line with the performance obligations included within the contract and based on the sponsorship benefits enjoyed by the individual sponsor. In instances where the sponsorship rights remain the same over the duration of the contract, revenue is recognized as performance obligations are satisfied evenly over time (i.e. on a straight-line basis).

On 21 July 2023, the Group signed a 10-year extension to its agreement with adidas which began on 1 August 2015 and now terminates on 30 June 2035. The minimum guarantee payable over the term of this extended agreement is £750 million per the original term and an additional £900 million due under the extension, resulting in a total of £1,650 million, subject to certain adjustments. Payments due in a particular year may increase if the club’s men’s or women’s first teams win the Premier League or Women’s Super League respectively, FA Cup or continental competitions with the maximum possible increase being £4.4 million per annum. Payments may decrease if the men’s first team fails to participate in the UEFA Champions League. Under the original term, if the men’s first team did not participate in the UEFA Champions League for two or more consecutive seasons, a deduction of 30% was made in the second or other consecutive year of non-participation. As a result of the men’s first team qualifying for the 2023/24 Champions League, no deductions are due under the original term and there is no critical accounting estimate in relation to the original term. Under the extended term, this clause has been amended to state that a £10 million deduction will be applied for each year of non-participation in the UEFA Champions League, commencing from the 2025/26 season and a critical accounting estimate exists in estimating the value of any such deductions over the life of the contract. The total revenue of this contract including the estimated deduction in respect of the Champions League clause is recognized evenly over the life of contract and the impact of changing the estimated deduction by one year on revenue recognized in any one financial year is £0.8 million.

ii)Broadcasting

Broadcasting revenue represents revenue receivable from all UK and overseas broadcasting contracts, including contracts negotiated centrally by the Premier League and UEFA. Distributions from the Premier League comprise a fixed element (which is recognized evenly as each performance obligation is satisfied i.e.as each Premier League match is played), facility fees for live coverage and highlights of domestic home and away matches (which are recognized when the respective performance obligation is satisfied i.e. the respective match is played), and merit awards (which, being variable consideration, are recognized when each performance obligation is satisfied i.e. as each Premier League match is played, based on management’s estimate of where the men’s first team will finish at the end of the football season i.e. the most likely outcome and to the extent that it is deemed highly probably that no revenue recognized will be reversed). Distributions from UEFA relating to participation in European competitions comprise market pool payments (which are recognized over the matches played in the competition, a portion of which reflects Manchester United’s performance relative to the other Premier League clubs in the competition), fixed amounts for participation in individual matches (which are recognized when the matches are played) and an individual club coefficient share (which is recognized over the group stage matches).

5Seasonality of revenue (continued)

iii)Matchday

Matchday revenue is recognized based on matches played throughout the year with revenue from each match (including season ticket allocated amounts) only being recognized when the performance obligation is satisfied i.e. the match has been played. Revenue from related activities such as Conference and Events or the Museum is recognized as the event or service is provided or the facility is used. Matchday revenue includes revenue receivable from all domestic and European match day activities from Manchester United games at Old Trafford, together with the Group’s share of gate receipts from domestic cup matches not played at Old Trafford, and fees for arranging other events at the Old Trafford stadium. As the Group acts as the principal in the sale of match tickets, the share of gate receipts payable to the other participating club and competition organizer for domestic cup matches played at Old Trafford is treated as an operating expense.